Risk management, derivative instruments and concentrations of risk - Fair value of derivative instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Derivative Asset, Current	$ 0	$ 1,199
Derivative Liability, Current	(2,199)	(259)
Derivative Liability, Noncurrent	(13,438)	(2,438)
Interest rate swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Current	0	1,199
Derivative Asset, Noncurrent	0	0
Derivative Liability, Current	(2,199)	(259)
Derivative Liability, Noncurrent	$ (13,438)	$ (2,438)